Related Party Transactions - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2023	Nov. 09, 2022
Related Party Transaction [Line Items]
Revenues	$ 62,631,000	$ 37,343,000	$ 25,461,000
Notes receivable, commitment to purchase					$ 5,500,000
Sale of private placement warrants (in shares)				985,278	316,250
Class of warrant or right, exercise price of warrants or rights (in dollars per share)				$ 9.91	$ 0.01
Senior Secured Notes Receivable
Related Party Transaction [Line Items]
Approval of note holders to amend agreement					66.66%
One Tranche Of Notes
Related Party Transaction [Line Items]
Sale of private placement warrants (in shares)					575,000
Amount of Notes purchased					$ 10,000,000
LanzaJet Freedom Pines Fuels LLC
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount					147,000,000
LanzaJet Freedom Pines Fuels LLC | Senior Secured Notes Receivable
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount					$ 113,500,000
Line of credit facility, interest rate					6.00%
LanzaJet Freedom Pines Fuels LLC | Subordinated Secured Notes Receivable
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount					$ 33,500,000
Line of credit facility, interest rate					6.00%
Related Party Transition Services Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	245,000	185,000	495,000
Related Party Investment Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	468,000		428,000
Related Party Rights to Engineering Work | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	2,000,000	461,000
Related Party Supply Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	75,000	289,000	282,000
Related party transaction	853,000	645,000	$ 1,223,000
Related Party Licensing Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	$ 1,200,000	0
Related Party Licensing Agreement | Equity Method Investee | SGLT
Related Party Transaction [Line Items]
Revenues		$ 0